Income Tax - Summary of Breakdown of Income Tax Liability (Parentheticals) (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Break down of income tax liability [Line Items]
Tax liabilities	$ 31	$ 27	$ 13
Installments of the Regularization Regimes Associated with the Dispute Over the Cost Deduction for Hydrocarbon Well Abandonment [Member] | Hydrocarbon Wells Abandonment Costs [member] | Twelve Instalments [member]
Break down of income tax liability [Line Items]
Tax liabilities	1	6	5
Remaining Installments of the Regimes [Member] | Hydrocarbon Wells Abandonment Costs [member]
Break down of income tax liability [Line Items]
Tax liabilities	$ 4	$ 26	$ 29